Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Entity File Number	001-35936
Entity Registrant Name	B2Gold Corp.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1040
Entity Address, Address Line One	Park Place
Entity Address, Address Line Two	Suite 3400 - 666 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2X8
City Area Code	604
Local Phone Number	681-8371
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	BTG
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	1,074,694,856
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001429937
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Columbia Center
Entity Address, Address Line Two	701 Fifth Avenue,
Entity Address, Address Line Three	Suite 6100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104-7043
City Area Code	206
Local Phone Number	903-8800
Contact Personnel Name	DL Services Inc.